Statement of Cash Flows Parenthetical (USD $)	12 Months Ended
Dec. 31, 2009
Statement Of Cash Flows [Abstract]
The Company received property and equipment, with a fair value of $22,500 in exchange for the issuance of 150,000 common shares.	$ 22,500
Common Shares Issued For Property and Equipment Received	150,000